PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 94.3% of Net Assets

	ABS Car Loan – 3.3%
$747,359	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.920%, 11/15/2022	$756,888
1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	1,540,039
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	842,673
1,710,000	CarMax Auto Owner Trust, Series 2020-2, Class A3, 1.700%, 11/15/2024	1,749,662
751,445	CPS Auto Receivables Trust, Series 2019-C, Class A, 2.550%, 9/15/2022, 144A	755,794
1,955,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A, 2.380%, 11/15/2028, 144A	1,994,127
482,798	Exeter Automobile Receivables Trust, Series 2019-3A, Class A, 2.590%, 9/15/2022, 144A	484,770
213,112	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A	213,886
907,841	Flagship Credit Auto Trust, Series 2020-2, Class A, 1.490%, 7/15/2024, 144A	914,660
595,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	601,146
2,090,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A	2,119,495
475,000	GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.800%, 7/20/2023	477,809
970,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.750%, 7/16/2024	987,691
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	509,661
1,475,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	1,508,450
1,170,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	1,197,256
189,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.520%, 6/21/2023	194,667
410,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	419,937
585,000	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	598,987
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	687,600
1,805,000	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	1,838,855
2,748,547	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	2,766,968
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	776,635
1,610,000	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A4, 1.980%, 12/15/2022	1,631,549
1,255,000	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.910%, 7/17/2023	1,291,746

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$450,000	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3 MTN, 1.660%, 5/15/2024	$460,523
670,000	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	682,163
1,250,000	United Auto Credit Securitization Trust, Series 2020-1, Class A, 0.850%, 5/10/2022, 144A	1,249,955
2,940,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class A2A, 0.930%, 2/15/2024, 144A	2,941,291
765,000	World Omni Auto Receivables Trust, Series 2019-B, Class A3, 2.590%, 7/15/2024	785,955

		32,980,838

	ABS Home Equity – 0.1%
770,201	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	783,434
446,444	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	450,814

		1,234,248

	ABS Other – 0.6%
430,000	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	441,278
548,154	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A	558,992
805,000	Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.960%, 3/15/2024, 144A	826,188
825,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 0.815%, 9/25/2023, 144A(b)	821,981
1,181,744	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A	1,193,702
1,906,495	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	1,908,268

		5,750,409

	ABS Student Loan – 0.6%
4,000,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	4,109,907
1,605,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	1,610,539
58,636	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 1.135%, 1/25/2039, 144A(b)	58,583

		5,779,029

	Agency Commercial Mortgage-Backed Securities – 26.1%
7,364,690	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(a)	7,908,013
1,080,510	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.648%, 11/25/2022(b)	1,081,438
545,630	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	554,583
5,860,309	Federal National Mortgage Association, Series 2020-M5, Class FA, 1-month LIBOR + 0.460%, 0.633%, 1/25/2027(b)	5,844,574
9,998,191	FHLMC Multifamily Structured Pass Through Certificates, Series KF74, Class AS, SOFR + 0.530%, 0.549%, 1/25/2027(b)	10,010,683

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$16,778,774	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AL, 1-month LIBOR + 0.700%, 0.883%, 2/25/2027(b)	$16,831,460
22,068,388	FHLMC Multifamily Structured Pass Through Certificates, Series KF77, Class AS, SOFR30A + 0.900%, 0.918%, 2/25/2027(b)	22,096,437
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AL, 1-month LIBOR + 0.800%, 0.983%, 3/25/2030(b)	31,483,325
31,425,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF78, Class AS, SOFR30A + 1.000%, 1.018%, 3/25/2030(b)	31,483,199
7,720,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	8,392,568
8,515,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS12, Class A, 1-month LIBOR + 0.650%, 0.830%, 8/25/2029(b)	8,536,952
13,445,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	15,259,715
4,116,059	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,178,308
3,786,631	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	3,870,451
5,984,039	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,132,777
7,900,000	FHLMC Multifamily Structured Pass Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(a)	8,547,187
7,835,000	FHLMC Multifamily Structured Pass Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(a)	8,467,036
7,500,000	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	8,198,621
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,933,904
2,095,663	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	2,163,715
8,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	8,614,518
219,421	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 0.513%, 11/25/2021(b)	218,742
974,472	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 0.833%, 1/25/2023(b)	975,078
3,867,859	FHLMC Multifamily Structured Pass Through Certificates, Series KF53, Class A, 1-month LIBOR + 0.390%, 0.573%, 10/25/2025(b)	3,885,297
13,451,897	FHLMC Multifamily Structured Pass Through Certificates, Series KF72, Class A, 1-month LIBOR + 0.500%, 0.683%, 11/25/2026(b)	13,549,861
4,855,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AL, 1-month LIBOR + 0.470%, 0.653%, 5/25/2030(b)	4,881,742
4,480,000	FHLMC Multifamily Structured Pass Through Certificates, Series KF79, Class AS, SOFR30A + 0.580%, 0.623%, 5/25/2030(b)	4,482,695
130,159	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 0.343%, 9/25/2022(b)	130,053
175,887	FHLMC Multifamily Structured Pass Through Certificates, Series KI02, Class A, 1-month LIBOR + 0.200%, 0.383%, 2/25/2023(b)	175,760
10,261,000	FHLMC Multifamily Structured Pass Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	11,593,457
1,051,847	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	1,072,726
3,579,642	FHLMC Multifamily Structured Pass Through Certificates, Series Q008, Class A, 1-month LIBOR + 0.390%, 0.573%, 10/25/2045(b)	3,581,946

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$5,200,000	FNMA, 3.580%, 1/01/2026	$5,833,336
124,843	Government National Mortgage Association, Series 2003-72, Class Z, 5.291%, 11/16/2045(a)	137,809
22,857	Government National Mortgage Association, Series 2003-88, Class Z, 5.438%, 3/16/2046(a)	24,573

		263,132,539

	Collateralized Mortgage Obligations – 18.2%
23,386	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year CMT - 0.200%, 0.350%, 5/15/2023(b)(c)(d)	22,915
18,223	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year CMT - 0.650%, 0.020%, 8/15/2023(b)(c)(d)	17,748
101,152	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)(d)	111,494
782,784	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	885,016
1,269,808	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	1,463,455
693,555	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	788,808
1,000,076	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.838%, 6/15/2048(a)(e)	1,073,807
1,101,759	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.884%, 12/15/2036(a)(e)	1,196,124
650,041	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 2.285%, 6/15/2043(b)	669,442
943,066	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,102,536
4,905,155	Federal National Mortgage Association, Series 2012-58, Class KF, 1-month LIBOR + 0.550%, 0.735%, 6/25/2042(b)	4,930,639
7,583,662	Federal National Mortgage Association, Series 2012-83, Class LF, 1-month LIBOR + 0.510%, 0.678%, 8/25/2042(b)	7,608,921
11,410	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year CMT- 0.050%, 0.490%, 9/25/2022(b)(c)(d)	11,236
19,620	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year CMT - 0.500%, 0.190%, 4/25/2024(b)(c)(d)	19,084
7,660	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.488%, 8/25/2042(a)(c)(d)	8,194
292,773	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)(d)	306,033
594,795	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 0.236%, 7/25/2037(b)	584,908
991,171	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.508%, 8/25/2038(a)	1,068,864
2,882,070	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1-month LIBOR + 0.450%, 0.635%, 6/25/2042(b)	2,881,325
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 1.185%, 7/25/2043(b)	5,183,087
7,387,367	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1-month LIBOR + 0.400%, 0.585%, 2/25/2045(b)	7,380,310
13,310,379	Federal National Mortgage Association, Series 2020-35, Class FA, 1-month LIBOR + 0.500%, 0.671%, 6/25/2050(b)	13,424,409

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$7,247	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 4.062%, 3/25/2044(a)(c)(d)	$8,525
448,536	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 2.704%, 10/25/2044(b)	453,035
3,728,894	Government National Mortgage Association, Series 2017-H05, Class FC, 1-month LIBOR + 0.750%, 1.053%, 2/20/2067(b)	3,755,789
4,246,899	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.620%, 8/20/2069(b)	4,214,553
5,779,949	Government National Mortgage Association, Series 2020-H02, Class FG, 1-month LIBOR + 0.600%, 0.903%, 1/20/2070(b)	5,797,061
1,772,917	Government National Mortgage Association, Series 2005-18, Class F, 1-month LIBOR + 0.200%, 0.390%, 2/20/2035(b)	1,762,816
1,328,982	Government National Mortgage Association, Series 2007-59, Class FM, 1-month LIBOR + 0.520%, 0.691%, 10/20/2037(b)	1,333,058
552,599	Government National Mortgage Association, Series 2009-H01, Class FA, 1-month LIBOR + 1.150%, 1.340%, 11/20/2059(b)(c)(d)	554,811
1,073,043	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.633%, 10/20/2060(b)	1,067,500
879,891	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.653%, 10/20/2060(b)	875,348
499,789	Government National Mortgage Association, Series 2010-H27, Class FA, 1-month LIBOR + 0.380%, 0.683%, 12/20/2060(b)	497,666
55,487	Government National Mortgage Association, Series 2011- H20, Class FA, 1-month LIBOR + 0.550%, 0.853%, 9/20/2061(b)	55,510
699,824	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.753%, 2/20/2061(b)	698,316
55,628	Government National Mortgage Association, Series 2011-H08, Class FA, 1-month LIBOR + 0.600%, 0.903%, 2/20/2061(b)	55,706
82,560	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	84,540
41,765	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(a)(c)(d)	40,925
3,786,227	Government National Mortgage Association, Series 2012-18, Class FM, 1-month LIBOR + 0.250%, 0.440%, 9/20/2038(b)	3,772,797
1,927	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 0.753%, 5/20/2062(b)(c)(d)	1,902
697,916	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.823%, 8/20/2062(b)	697,764
2,004,186	Government National Mortgage Association, Series 2012-H20, Class PT, 1.016%, 7/20/2062(a)	2,001,896
160,463	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 0.803%, 10/20/2062(b)(c)(d)	159,542
53,641	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 0.803%, 12/20/2062(b)(c)(d)	53,063
2,929,988	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 0.653%, 3/20/2063(b)	2,919,414
1,925,428	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 0.703%, 3/20/2063(b)	1,919,582
328,026	Government National Mortgage Association, Series 2013-H14, Class FG, 1-month LIBOR + 0.470%, 0.773%, 5/20/2063(b)	327,563
7,093,042	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year CMT + 0.650%, 0.820%, 4/20/2063(b)	7,064,769
4,813,654	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 1.516%, 7/20/2064(b)	4,808,013

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$3,522,113	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 0.803%, 7/20/2064(b)	$3,517,362
2,909,820	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 0.773%, 2/20/2065(b)	2,903,694
46,356	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.603%, 4/20/2061(b)(c)(d)	46,020
162,565	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)(d)	162,439
317,521	Government National Mortgage Association, Series 2015-H10, Class FC, 1-month LIBOR + 0.480%, 0.783%, 4/20/2065(b)	316,853
4,872,095	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	4,979,410
22,174	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 0.553%, 4/20/2065(b)(c)(d)	21,993
3,795,131	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 0.533%, 5/20/2065(b)	3,768,021
348,272	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 0.603%, 7/20/2065(b)(c)(d)	345,719
34,268	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 1.003%, 10/20/2065(b)(c)(d)	34,168
7,654	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.983%, 8/20/2061(b)(c)(d)	7,613
5,294,909	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 1.223%, 2/20/2066(b)	5,358,509
773,052	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 0.903%, 4/20/2066(b)	773,512
628,284	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.703%, 9/20/2063(b)	627,992
1,678,047	Government National Mortgage Association, Series 2016-H20, Class FB, 1-month LIBOR + 0.550%, 0.853%, 9/20/2066(b)	1,678,850
575,580	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 0.553%, 10/20/2067(b)	575,160
386,169	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.503%, 10/20/2064(b)	385,384
7,474,191	Government National Mortgage Association, Series 2018-H11, Class FJ, 12-month LIBOR + 0.080%, 2.590%, 6/20/2068(b)	7,387,110
169,997	Government National Mortgage Association, Series 2018-H14, Class FG, 1-month LIBOR + 0.350%, 0.653%, 9/20/2068(b)	169,718
13,427,321	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	14,702,428
4,392,081	Government National Mortgage Association, Series 2020-30, Class F, 1-month LIBOR + 0.400%, 0.573%, 4/20/2048(b)	4,386,592
7,968,604	Government National Mortgage Association, Series 2020-53, Class NF, 1-month LIBOR + 0.450%, 0.623%, 5/20/2046(b)	7,969,249
6,178,252	Government National Mortgage Association, Series 2020-H04, Class FP, 1-month LIBOR + 0.500%, 0.803%, 6/20/2069(b)	6,168,404
13,156,839	Government National Mortgage Association, Series 2020-H07, Class FL, 1-month LIBOR + 0.650%, 0.840%, 4/20/2070(b)	13,197,138
6,916,354	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 2.036%, 1/20/2070(b)	6,916,381
182,981	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 0.530%, 12/07/2020(b)	182,755
216,390	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 0.624%, 10/07/2020(b)	216,088
751,879	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 0.734%, 12/08/2020(b)	750,516
50,143	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 0.734%, 12/08/2020(b)	50,143

		183,319,040

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – 4.3%
$4,720,201	FHLMC, 12-month LIBOR + 1.841%, 2.759%, 1/01/2046(b)	$4,913,143
389,082	FHLMC, 6-month LIBOR + 1.701%, 3.116%, 6/01/2037(b)	391,720
472,386	FHLMC, 1-year CMT + 2.165%, 3.334%, 4/01/2036(b)	475,336
167,166	FHLMC, 12-month LIBOR + 1.636%, 3.524%, 11/01/2038(b)	168,618
227,542	FHLMC, 12-month LIBOR + 1.778%, 3.581%, 3/01/2038(b)	231,109
216,019	FHLMC, 1-year CMT + 1.941%, 3.648%, 9/01/2038(b)	217,511
1,341,627	FHLMC, 12-month LIBOR + 1.895%, 3.650%, 9/01/2041(b)	1,411,773
180,975	FHLMC, 12-month LIBOR + 1.831%, 3.683%, 11/01/2038(b)	184,771
814,413	FHLMC, 12-month LIBOR + 1.738%, 3.738%, 4/01/2037(b)	827,402
201,807	FHLMC, 1-year CMT + 2.250%, 3.759%, 2/01/2035(b)	212,082
530,554	FHLMC, 1-year CMT + 2.245%, 3.767%, 3/01/2036(b)	558,354
212,166	FHLMC, 12-month LIBOR + 1.724%, 3.784%, 4/01/2037(b)	223,374
61,572	FHLMC, 12-month LIBOR + 1.734%, 3.909%, 12/01/2037(b)	61,795
1,276,506	FHLMC, 1-year CMT + 2.27%, 3.934%, 2/01/2036(b)	1,338,648
142,428	FHLMC, 1-year CMT + 2.210%, 3.983%, 9/01/2038(b)	143,569
879,467	FHLMC, 12-month LIBOR + 1.759%, 4.008%, 9/01/2035(b)	920,523
833,719	FHLMC, 1-year CMT + 2.286%, 4.026%, 2/01/2036(b)	874,973
2,219,868	FHLMC, 1-year CMT + 2.248%, 4.119%, 3/01/2037(b)	2,324,318
204,610	FHLMC, 12-month LIBOR + 2.180%, 4.180%, 3/01/2037(b)	206,756
229,726	FHLMC, 12-month LIBOR + 1.931%, 4.228%, 12/01/2034(b)	232,323
479,301	FHLMC, 1-year CMT + 2.247%, 4.326%, 9/01/2038(b)	500,579
695,809	FHLMC, 1-year CMT + 2.220%, 4.595%, 7/01/2033(b)	697,925
584,169	FNMA, 6-month LIBOR + 1.540%, 3.085%, 7/01/2035(b)	600,654

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$349,290	FNMA, 12-month LIBOR + 2.473%, 3.348%, 6/01/2035(b)	$353,238
62,658	FNMA, 6-month LIBOR + 1.558%, 3.419%, 2/01/2037(b)	64,699
392,736	FNMA, 12-month LIBOR + 1.609%, 3.572%, 4/01/2037(b)	398,322
1,368,312	FNMA, 12-month LIBOR + 1.560%, 3.635%, 4/01/2037(b)	1,430,125
195,695	FNMA, 1-year CMT + 2.192%, 3.692%, 4/01/2033(b)	197,123
295,512	FNMA, 12-month LIBOR + 1.656%, 3.715%, 10/01/2033(b)	308,718
1,392,187	FNMA, 12-month LIBOR + 1.800%, 3.734%, 10/01/2041(b)	1,456,605
913,403	FNMA, 12-month LIBOR + 1.590%, 3.739%, 7/01/2035(b)	953,584
468,616	FNMA, 12-month LIBOR + 1.765%, 3.765%, 2/01/2037(b)	472,509
357,387	FNMA, 1-year CMT + 2.213%, 3.779%, 4/01/2034(b)	363,943
754,919	FNMA, 6-month LIBOR + 2.265%, 3.786%, 7/01/2037(b)	796,979
46,808	FNMA, 12-month LIBOR + 1.754%, 3.795%, 1/01/2037(b)	47,664
171,971	FNMA, 12-month LIBOR + 1.800%, 3.800%, 3/01/2034(b)	181,545
355,892	FNMA, 12-month LIBOR + 1.800%, 3.800%, 12/01/2041(b)	358,976
253,735	FNMA, 12-month LIBOR + 1.682%, 3.801%, 11/01/2036(b)	266,112
1,138,235	FNMA, 12-month LIBOR + 1.805%, 3.806%, 3/01/2037(b)	1,204,881
427,903	FNMA, 1-year CMT + 2.185%, 3.810%, 1/01/2036(b)	446,325
1,009,160	FNMA, 12-month LIBOR + 1.820%, 3.820%, 2/01/2047(b)	1,076,678
1,426,981	FNMA, 1-year CMT + 2.175%, 3.918%, 12/01/2040(b)	1,487,944
1,911,371	FNMA, 1-year CMT + 2.222%, 3.930%, 4/01/2034(b)	1,997,397
533,163	FNMA, 1-year CMT + 2.164%, 3.934%, 6/01/2036(b)	557,534
1,139,667	FNMA, 12-month LIBOR + 1.725%, 3.940%, 9/01/2037(b)	1,200,995
152,037	FNMA, 12-month LIBOR + 1.731%, 3.943%, 11/01/2035(b)	159,753
920,950	FNMA, 12-month LIBOR + 1.596%, 3.960%, 9/01/2037(b)	959,595
317,635	FNMA, 1-year CMT + 2.135%, 3.967%, 9/01/2034(b)	331,085
198,283	FNMA, 1-year CMT + 2.185%, 4.040%, 12/01/2034(b)	198,605
2,842,445	FNMA, 1-year CMT + 2.189%, 4.048%, 10/01/2034(b)	2,965,880

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Hybrid ARMs – continued
$186,009	FNMA, 1-year CMT + 2.500%, 4.104%, 8/01/2036(b)	$197,121
203,744	FNMA, 1-year CMT + 2.500%, 4.199%, 5/01/2035(b)	214,116
173,989	FNMA, 12-month LIBOR + 1.561%, 4.201%, 8/01/2035(b)	174,996
236,333	FNMA, 1-year CMT + 2.287%, 4.271%, 10/01/2033(b)	237,703
1,315,921	FNMA, 1-year CMT + 2.173%, 4.276%, 11/01/2033(b)	1,367,903
143,080	FNMA, 1-year CMT + 2.145%, 4.277%, 9/01/2036(b)	146,103
122,313	FNMA, 12-month LIBOR + 1.801%, 4.279%, 7/01/2041(b)	123,550
359,213	FNMA, 1-year CMT + 2.223%, 4.303%, 8/01/2035(b)	361,567
508,651	FNMA, 12-month LIBOR + 1.703%, 4.328%, 8/01/2034(b)	515,558
360,063	FNMA, 12-month LIBOR + 1.657%, 4.347%, 8/01/2038(b)	362,123
474,869	FNMA, 12-month LIBOR + 1.619%, 4.369%, 7/01/2038(b)	483,319
523,138	FNMA, 1-year CMT +2.287%, 4.445%, 6/01/2033(b)	523,713
1,016,662	FNMA, 1-year CMT + 2.273%, 4.648%, 6/01/2037(b)	1,059,831
63,409	FNMA, 1-year CMT + 2.440%, 4.815%, 8/01/2033(b)	63,628

		43,785,301

	Mortgage Related – 2.8%
43,638	FHLMC, 3.000%, 10/01/2026	45,949
339,010	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	368,683
144,508	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	152,843
45,147	FHLMC, 5.500%, 10/01/2023	46,990
10,258	FHLMC, COFI + 1.250%, 5.891%, 8/01/2020(b)	10,234
17,004	FHLMC, COFI + 1.250%, 5.914%, 10/01/2020(b)	17,032
23,398	FHLMC, COFI + 1.250%, 5.955%, 11/01/2020(b)	23,374
191,166	FHLMC, 6.500%, 12/01/2034	221,442
122	FHLMC, 7.500%, 6/01/2026	134
117,659	FNMA, 3.000%, 3/01/2042	127,959
1,082,395	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,241,835

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$463,141	FNMA, 5.500%, with various maturities from 2023 to 2033(f)	$503,094
307,504	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	319,780
161,620	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	181,371
53,944	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	59,745
2,383,480	GNMA, 1-month LIBOR + 1.740%, 2.738%, 2/20/2061(b)	2,470,594
1,947,872	GNMA, 1-month LIBOR + 1.890%, 2.879%, 2/20/2063(b)	2,018,637
2,318,916	GNMA, 1-month LIBOR + 2.159%, 3.150%, 3/20/2063(b)	2,402,787
758,176	GNMA, 1-month LIBOR + 2.244%, 3.233%, 6/20/2065(b)	812,241
766,186	GNMA, 1-month LIBOR + 2.267%, 3.252%, 5/20/2065(b)	820,017
1,185,297	GNMA, 1-month LIBOR + 2.356%, 3.347%, 2/20/2063(b)	1,234,663
388,417	GNMA, 4.056%, 3/20/2063(a)	393,641
1,090,784	GNMA, 4.152%, 6/20/2063(a)	1,117,826
232,480	GNMA, 4.165%, 2/20/2063(a)	235,435
401,074	GNMA, 4.213%, 12/20/2062(a)	406,408
386,218	GNMA, 4.220%, 11/20/2062(a)	391,431
33,956	GNMA, 4.289%, 12/20/2061(a)	37,372
13,245	GNMA, 4.326%, 8/20/2061(a)	14,809
13,999	GNMA, 4.438%, 8/20/2062(a)	14,698
3,217,466	GNMA, 4.475%, 10/20/2065(a)	3,574,823
244,718	GNMA, 4.523%, 4/20/2063(a)	250,945
369,654	GNMA, 4.578%, 7/20/2063(a)	408,320
1,748,612	GNMA, 4.599%, 2/20/2066(a)	1,937,547
2,006,850	GNMA, 4.624%, 3/20/2064(a)	2,194,295
24,767	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(f)	25,418
21,156	GNMA, 4.640%, 4/20/2061(a)	21,725
321,664	GNMA, 4.641%, 1/20/2064(a)	354,539
13,778	GNMA, 4.644%, 2/20/2062(a)	14,488

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Mortgage Related – continued
$1,728,610	GNMA, 4.671%, 11/20/2063(a)	$1,901,285
1,222,439	GNMA, 4.684%, 5/20/2064(a)	1,341,063
44,798	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(f)	48,159
23,798	GNMA, 4.714%, 8/20/2061(a)	24,464
12,186	GNMA, 4.720%, 3/20/2061(a)	12,349
7,807	GNMA, 5.070%, 3/20/2062(a)	7,806
9,627	GNMA, 6.000%, 12/15/2031	11,235
39,642	GNMA, 6.500%, 5/15/2031	47,255
45,160	GNMA, 7.000%, 10/15/2028	50,884

		27,917,624

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,725,343
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,270,258
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,611,187
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,536,794
1,397,747	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,419,410
4,159,430	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/2043, 144A(a)	4,193,199
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,323,054
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,075,233
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.655%, 11/15/2027, 144A(b)	2,378,339

		20,532,817

	Treasuries – 36.3%
19,295,000	U.S. Treasury Note, 0.125%, 5/31/2022	19,280,680
27,075,000	U.S. Treasury Note, 0.125%, 6/30/2022	27,058,078
12,760,000	U.S. Treasury Note, 0.250%, 6/30/2025	12,735,078
47,425,000	U.S. Treasury Note, 0.375%, 4/30/2025	47,639,895
4,600,000	U.S. Treasury Note, 0.500%, 3/31/2025	4,649,055
35,270,000	U.S. Treasury Note, 1.125%, 2/28/2022	35,827,982

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – continued
$20,945,000	U.S. Treasury Note, 1.250%, 7/31/2023	$21,634,712
5,000,000	U.S. Treasury Note, 1.375%, 9/30/2023	5,193,164
19,720,000	U.S. Treasury Note, 1.625%, 8/31/2022	20,339,331
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,726,358
12,480,000	U.S. Treasury Note, 1.750%, 7/15/2022	12,881,213
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	13,051,591
16,165,000	U.S. Treasury Note, 1.875%, 4/30/2022	16,666,999
11,470,000	U.S. Treasury Note, 2.000%, 2/15/2025	12,384,912
6,000,000	U.S. Treasury Note, 2.125%, 5/15/2022	6,218,672
6,915,000	U.S. Treasury Note, 2.250%, 1/31/2024	7,420,659
3,340,000	U.S. Treasury Note, 2.250%, 10/31/2024	3,628,466
67,520,000	U.S. Treasury Note, 2.875%, 10/31/2023	73,533,500
6,030,000	U.S. Treasury Note, 2.875%, 11/30/2023	6,578,118
9,955,000	U.S. Treasury Note, 2.875%, 7/31/2025	11,242,539

		366,691,002

	Total Bonds and Notes (Identified Cost $933,085,004)	951,122,847

Short-Term Investments – 4.4%
13,050,000	Federal Home Loan Bank Discount Notes, 0.025%, 7/08/2020(g)	13,049,696
16,895,000	Federal Home Loan Bank Discount Notes, 0.030%-0.090%, 7/06/2020(g)(h)	16,894,718
6,566,446	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $6,566,446 on 7/01/2020 collateralized by $6,222,300 U.S. Treasury Note, 1.625% due 2/15/2026 valued at $6,697,830 including accrued interest(i)	6,566,446
8,100,000	U.S. Treasury Bills, 0.085%, 7/02/2020(g)	8,099,979

	Total Short-Term Investments (Identified Cost $44,611,193)	44,610,839

	Total Investments – 98.7% (Identified Cost $977,696,197)	995,733,686
	Other assets less liabilities – 1.3%	12,682,444

	Net Assets – 100.0%	$1,008,416,130

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.

(b)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $2,017,964 or 0.2% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $41,194,561 or 4.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$181,301,076	$2,017,964	(a)	$183,319,040
All Other Bonds and Notes*	—	767,803,807	—		767,803,807

Total Bonds and Notes	—	949,104,883	2,017,964		951,122,847

Short-Term Investments	—	44,610,839	—		44,610,839

Total	$—	$993,715,722	$2,017,964		$995,733,686

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Collateralized Mortgage Obligations	$1,744,293	$—	$(213,734)	$224,632	$634,734	$(3,238,898)	$2,866,937	$—	$2,017,964	$206,434

Debt securities valued at $2,866,937 were transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Industry Summary at June 30, 2020 (Unaudited)

Treasuries	36.3%
Agency Commercial Mortgage-Backed Securities	26.1
Collateralized Mortgage Obligations	18.2
Hybrid ARMs	4.3
ABS Car Loan	3.3
Mortgage Related	2.8
Non-Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	1.3
Short-Term Investments	4.4

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%